CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 57,882	$ 88,754
Short-term deposits	2,159
Restricted cash	21,910	27,162
Trade receivables, (net of allowance for credit losses of $1,143 and $1,933 as of June 30, 2021 and December 31, 2020, respectively)	33,009	27,976
Contract assets	23,830	41,573
Inventories	29,644	31,304
Other current assets	22,508	16,637
Total current assets	190,942	233,406
LONG-TERM ASSETS:
Restricted cash	13	42
Severance pay funds	6,616	6,665
Deferred taxes	19,110	19,295
Operating lease right-of-use assets	4,338	4,879
Other long-term assets	8,691	7,797
Total long-term assets	38,768	38,678
PROPERTY AND EQUIPMENT, NET	76,584	77,172
INTANGIBLE ASSETS, NET	861	1,082
GOODWILL	43,468	43,468
Total assets	350,623	393,806
CURRENT LIABILITIES:
Current maturities of long-term loans		4,000
Trade payables	19,705	20,487
Accrued expenses	48,359	46,387
Advances from customers and deferred revenue	23,881	26,244
Operating lease liabilities	1,800	1,911
Dividend payable		35,003
Other current liabilities	14,319	13,322
Total current liabilities	108,064	147,354
LONG-TERM LIABILITIES:
Accrued severance pay	6,959	7,136
Long-term advances from customers	4,184	1,890
Operating lease liabilities	2,584	2,985
Other long-term liabilities	118	631
Total long-term liabilities	13,845	12,642
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2021 and December 31, 2020; Issued and outstanding: 56,510,951 and 55,559,638 shares as of June 30, 2021 and December 31, 2020, respectively	2,705	2,647
Additional paid-in capital	928,874	928,626
Accumulated other comprehensive loss	(6,194)	(6,017)
Accumulated deficit	(696,671)	(691,446)
Total shareholders' equity	228,714	233,810
Total liabilities and shareholders' equity	$ 350,623	$ 393,806